Leases - Schedule of Maturities of lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 27,323
2022	17,691
2023	11,748
2024	8,962
2025	5,266
Thereafter	7,004
Total lease payments	77,994
Less imputed interest	(12,363)
Present value of lease liabilities	$ 65,631	$ 118,974